Other Comprehensive Income (Loss) - Tax Effects on Each Component of Other Comprehensive Income (Loss) and Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, Pretax amount	¥ 3,662	¥ (412)	¥ (2,140)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains arising during the year, Pretax amount	14	0	(88)
Less: reclassification adjustment for gains included in net income, Pretax amount	109
Net unrealized gains, Pretax amount	123	0	(88)
Pension liability adjustment:
Net loss arising during the year, Pretax amount		186	(318)
Less: settlement or amortization of net gain, Pretax amount	5	293	19
Pension liability adjustments, net, Pretax amount	5	479	(299)
Other comprehensive loss, Pretax amount	3,790	67	(2,527)
Foreign currency translation adjustments, Tax (expense) or benefit	(16)	(43)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains arising during the year, Tax (expense) or benefit	(5)	0	33
Less: reclassification adjustment for gains (losses) included in net income, Tax (expense) or benefit	(39)
Net unrealized gains, Tax (expense) or benefit	(44)	0	33
Pension liability adjustment:
Net loss arising during the year, Tax (expense) or benefit		(76)	130
Less: settlement or amortization of net gain, Tax (expense) or benefit	(2)	(120)	(8)
Pension liability adjustments, net, Tax (expense) or benefit	(2)	(196)	122
Other comprehensive loss, Tax (expense) or benefit	(62)	(239)	155
Foreign currency translation adjustments, Net of tax amount	3,646	(455)	(2,140)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains arising during the year, Net of tax amount	9	0	(55)
Less: reclassification adjustment for gains included in net income, Net of tax amount	70
Net unrealized gains, Net of tax amount	79	0	(55)
Pension liability adjustment:
Net loss arising during the year, Net of tax amount		110	(188)
Less: settlement or amortization of net gain, Net of tax amount	3	173	11
Pension liability adjustments, net, Net of tax amount	3	283	(177)
Other comprehensive loss, Net of tax amount	¥ 3,728	¥ (172)	¥ (2,372)